Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail)
T in Thousands, $ in Millions, $ in Millions
														1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 27, 2018 MXN ($)	Sep. 27, 2018 USD ($)	Apr. 28, 2017 MXN ($)	Feb. 07, 2017 MXN ($)	Feb. 01, 2017 USD ($)	Feb. 01, 2017 MXN ($) $ / shares	Jan. 09, 2017 shares	Nov. 18, 2016 MXN ($) T	Nov. 18, 2016 USD ($) T	Sep. 12, 2016 MXN ($) T	Sep. 12, 2016 USD ($) T	May 26, 2016 MXN ($)	May 26, 2016 USD ($)	Apr. 30, 2018 MXN ($)	Jan. 31, 2017 MXN ($)	Jan. 31, 2017 USD ($)	Jun. 30, 2017 MXN ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($) GeographicalAreas	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Feb. 01, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2015 MXN ($)
Disclosure of operating segments [line items]
Goodwill																			$ 194,779	$ 195,474		$ 206,319							$ 184,156
Proportional write off of goodwill based on relative fair values																			439	1,804		$ 9,734
Number of geographical regions | GeographicalAreas																						5
Procon Readymix Ltd [member]
Disclosure of operating segments [line items]
Consideration transferred																								$ 22
Net assets acquired																			196				$ 10
Goodwill																			244				12
Cimentos Vencemos Do Amazonas Ltda [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture	$ 580	$ 31
Gain (loss) on sale of business	234	12
Withholding tax of discontinued operations		3
Foreign currency translation gain (loss) on disposal	$ (140)	$ (7)
Heidelberg Cement Group [member]
Disclosure of operating segments [line items]
Goodwill																	$ 1,324									$ 73
Proceeds from divestiture																		$ 150
Gain (loss) on sale of business																	$ 399	$ 22
Concrete Reinforced Pipe Manufacturing Business [member]
Disclosure of operating segments [line items]
Proceeds from divestiture																$ 500
Contingent consideration on divestiture																												$ 40
Caribbean TCL [member]
Disclosure of operating segments [line items]
Goodwill																			2,042	2,027
Mexico [member]
Disclosure of operating segments [line items]
Goodwill																			7,371	7,371
Geographical regions																						Mexico
United States [member]
Disclosure of operating segments [line items]
Goodwill																			152,486	152,486
Geographical regions																						United States
United States [member] | Concrete Reinforced Pipe Manufacturing Business [member]
Disclosure of operating segments [line items]
Goodwill															$ 5,369													$ 260
Gain (loss) on sale of business															$ 3,083	$ 148
Europe [member]
Disclosure of operating segments [line items]
Geographical regions																						Europe
South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Geographical regions																						South, Central America and the Caribbean
Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Geographical regions																						Asia, Middle East and Africa
Assets and liabilities classified as held for sale [member]
Disclosure of operating segments [line items]
Goodwill																			$ 439				$ 22
Trinidad Cement Limited [member]
Disclosure of operating segments [line items]
Fair value of assets acquired						$ 11,061																					$ 531
Share price | $ / shares						$ 4.15
Debt assumed				$ 2,354																							113
Gain on Financial income and other items, net				623	$ 32
Net assets acquired																											$ 249
Trinidad Cement Limited [member] | Mexican Peso [member]
Disclosure of operating segments [line items]
Exchange rate						20.83																					20.83
Trinidad Cement Limited [member] | The Offer [member]
Disclosure of operating segments [line items]
Ownership percentage					69.80%
Consideration transferred				$ 1,791																							$ 86
Share price | $ / shares						$ 5.07
Trinidad Cement Limited [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Ownership percentage																						39.50%
Trinidad Cement Limited [member] | Caribbean TCL [member] | The Offer [member]
Disclosure of operating segments [line items]
Option to acquire, number of shares | shares							132,616,942
Additional ownership percentage acquired							30.20%
GCC [member]
Disclosure of operating segments [line items]
Proceeds from divestiture								$ 6,340	$ 306
Gain (loss) on sale of business								2,159	104
Foreign currency translation gain (loss) on disposal								$ 1,347	$ 65
Annual production capacity of cement plant sold | T								537	537
Proportional write off of goodwill based on relative fair values								$ 3,340	$ 161
Eagle Materials Inc [member]
Disclosure of operating segments [line items]
Goodwill																				4,365					$ 211
Proceeds from divestiture										$ 8,288	$ 400
Gain (loss) on sale of business																				$ 3,694	$ 188
Annual production capacity of cement plant sold | T										730	730
Cementos Espaoles de Bombeo, S. de R.L. [member]
Disclosure of operating segments [line items]
Proceeds from divestiture			$ 1,649
Fixed assets sold			$ 309
Lease term of facilities			10 years
Aggregate initial amount of lease			$ 1,340
Contingent revenue			$ 557											$ 25
Siam City Cement Public Company Ltd. [member]
Disclosure of operating segments [line items]
Proceeds from divestiture												$ 1,450	$ 70
Gain (loss) on sale of business												424	24
Foreign currency translation gain (loss) on disposal												$ 122	$ 7